UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shapiro Capital Management LLC
Address:  3060 Peachtree Road, NW Suite 1555
          Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:

_________________________________________________________________________
    [Signature]                         [City, State]            [Date]

Report Type       (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                                         FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC      9/30/2012

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                57


Form 13F Information Table Value Total          $2,889,060,728
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           30-Sep-12
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------

PerkinElmer, Inc.            Common     714046109    $178,910,953   5,636,766  x                          5,004,132        632,634
-------------------------------------------------------

Babcock & Wilcox Company     Common     05615f102    $160,247,767   6,116,327  x                          5,407,662        708,665
-------------------------------------------------------

VCA Antech, Inc.             Common     918194101    $159,380,286   7,571,510  x                          6,702,710        868,800
-------------------------------------------------------

Exelis Inc.                  Common     30162A108    $157,294,996  13,956,965  x                         12,358,109      1,598,856
-------------------------------------------------------

Live Nation Entertainment,
  Inc.                       Common     538034109    $153,061,595  16,440,558  x                         14,605,102      1,835,456
-------------------------------------------------------

WPX Energy Inc.              Common     98212b103    $129,627,105   8,711,499  x                          7,690,565      1,020,934
-------------------------------------------------------

Hanesbrands, Inc.            Common     410345102    $117,977,648   3,293,625  x                          2,921,696        371,929
-------------------------------------------------------

Lender Processing Services,
  Inc.                       Common     52602E102    $112,038,751   4,550,721  x                          3,945,156        605,565
-------------------------------------------------------

Tidewater Inc.               Common     886423102    $110,167,163   2,465,693  x                          2,147,936        317,757
-------------------------------------------------------

Calgon Carbon Corp           Common     129603106    $103,850,576   7,323,736  x                          6,226,524      1,097,212
-------------------------------------------------------

KAR Auction Services         Common     48238T109    $102,182,247   5,048,530  x                          4,203,987        844,543
-------------------------------------------------------

Bill Barrett Corporation     Common     06846N104    $100,379,577   5,642,472  x                          4,959,534        682,938
-------------------------------------------------------

Penske Automotive Group,
  Inc.                       Common     70959w103    $95,934,292    3,188,245  x                          2,673,678        514,567
-------------------------------------------------------

General Electric Com         Common     369604103    $86,404,882    4,116,478  x                          4,044,514         71,964
-------------------------------------------------------

Georgia Gulf Corp            Common     373200302    $86,389,752    2,092,775  x                          1,735,575        357,200
-------------------------------------------------------

ADT Corporation (THE)        Common     00101j106    $78,773,493    1,694,418  x                          1,669,769         24,649
-------------------------------------------------------

General Motors               Common     37045v100    $71,808,726    2,490,764  x                          2,428,772         61,992
-------------------------------------------------------

John Bean Technologies Corp. Common     477839104    $70,440,031    3,963,986  x                          3,278,796        685,190
-------------------------------------------------------

Cabot Microelectronics Com   Common     12709p103    $69,904,453    1,968,585  x                          1,661,794        306,791
-------------------------------------------------------

Federated Investors, Inc.    Common     314211103    $62,303,747    3,079,770  x                          2,628,011        451,759
-------------------------------------------------------

Baxter International         Common     071813109    $57,376,862      860,739  x                            839,000         21,739
-------------------------------------------------------

Johnson & Johnson            Common     478160104    $57,339,066      817,961  x                            797,051         20,910
-------------------------------------------------------

Corning Inc.                 Common     219350105    $54,920,940    4,351,897  x                          4,232,154        119,743
-------------------------------------------------------

Checkpoint Systems Inc       Common     162825103    $53,263,945    4,959,399  x                          3,855,247      1,104,152
-------------------------------------------------------

Molson Coors Brewing Co Cl B Cl B Common60871R209    $52,672,051    1,230,943  x                          1,197,252         33,691
-------------------------------------------------------

Microsoft Corp               Common     594918104    $48,172,357    1,803,553  x                          1,753,852         49,701
-------------------------------------------------------

Bank of New York Mellon
  Corp.                      Common     064058100    $48,096,239    1,871,449  x                          1,821,799         49,650
-------------------------------------------------------

Ralcorp Holdings             Common     751028101    $47,884,575      534,128  x                            441,428         92,700
-------------------------------------------------------

Zebra Technologies Cp
  Class A                    Cl A Common989207105    $37,258,765      947,819  x                            769,510        178,309
-------------------------------------------------------

Xylem Inc.                   Common     98419M100    $32,763,900    1,209,000  x                          1,209,000              0
-------------------------------------------------------

GrafTech International Ltd.  Common     384313102    $30,640,631    3,263,113  x                          2,780,513        482,600
-------------------------------------------------------

CIRCOR International, Inc.   Common     17273k109    $30,600,061      772,924  x                            555,862        217,062
-------------------------------------------------------

PharMerica Corporation       Common     71714f104    $27,243,114    1,913,140  x                          1,432,375        480,765
-------------------------------------------------------

Devon Energy Corporation     Common     25179m103    $27,119,709      521,132  x                            502,521         18,611
-------------------------------------------------------

Barnes And Noble             Common     067774109    $24,454,854    1,620,600  x                          1,330,700        289,900
-------------------------------------------------------

Pfizer Inc.                  Common     717081103    $15,053,836      600,249  x                            600,249              0
-------------------------------------------------------

Ishares Russell 2000 Index
  Fund                       ETF        464287655    $ 9,274,115      109,990  x                             95,190         14,800
-------------------------------------------------------

Spdr Trust Series 1          ETF        78462F103    $ 8,933,237       62,729  x                             61,829            900
-------------------------------------------------------

Ishares Trust Russell
  2000 Value Index           ETF        464287630    $ 7,505,694       99,400  x                             84,400         15,000
-------------------------------------------------------

GENERAL MTRS CO JR PFD
  CNV SRB 4.75%              Preferred  37045V209    $ 1,932,894       43,800  x                             40,300          3,500
-------------------------------------------------------

US Cellular Corp             Common     911684108    $ 1,757,595       49,875  x                             44,771          5,104
-------------------------------------------------------

Post Properties 8.50%        Preferred  737464206    $ 1,465,590       22,907  x                             21,907          1,000
-------------------------------------------------------

JP Morgan Chase 8.625 Pfd    Preferred  46625H621    $   868,697       33,450  x                             32,450          1,000
-------------------------------------------------------

Pebblebrook Hotal Trust
  Series A                   Preferred  70509V209    $   735,714       28,395  x                             25,195          3,200
-------------------------------------------------------

iShares iBoxx $ High Yield
  Corporate B                ETF        464288513    $   658,118        7,050  x                              7,050              0
-------------------------------------------------------

Bank America Preferred J     Preferred  060505724    $   578,436       22,800  x                             22,800              0
-------------------------------------------------------

NextEra Energy, Inc.         Common     65339f101    $   428,909        6,199  x                              5,814            385
-------------------------------------------------------

NV Energy, Inc.              Common     67073Y106    $   410,362       22,622  x                             22,622              0
-------------------------------------------------------

Cincinnati Bell 6.75%
  Series B                   Preferred  171871403    $   407,114        9,400  x                              6,400          3,000
-------------------------------------------------------

Constellation Brands
  Inc. - A                   l A Common 21036p108 $     386,636       10,925                                10,925              0
-------------------------------------------------------

E I Dupont                   Common     263534109    $   337,857        7,512  x                              7,512              0
-------------------------------------------------------

WELLS FARGO & CO NEW DEP
  SHS SER J                  Preferred  949746879    $   308,175       10,500  x                             10,500              0
-------------------------------------------------------

WALT DISNEY COMPANY          Common     254687106    $   257,911        5,180  x                              5,180              0
-------------------------------------------------------

Bank Of America Corp         Common     060505104    $   238,005       20,500  x                             20,500              0
-------------------------------------------------------

Goldman Sachs Group          Common     38141g104    $   216,852        1,700  x                              1,700              0
-------------------------------------------------------

Procter & Gamble Co          Common     742718109    $   214,433        3,159  x                              3,159              0
-------------------------------------------------------

Accuray Inc.                 Common     004397105    $   205,439       31,950  x                             31,950              0
-------------------------------------------------------


-------------------------------------------------------

                TOTAL  57    SECURITIES            $2,889,060,728  137,241,512                           120,974,689     16,266,823
----------------------------------------------------------